Document and Entity Information	Dec. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 01, 2022
Entity Registrant Name	Frontdoor, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38617
Entity Tax Identification Number	82-3871179
Entity Address, Address Line One	3400 Players Club Parkway
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38125
City Area Code	901
Local Phone Number	701-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FTDR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001727263
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	150 Peabody Place
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103